Income Taxes - Schedule of Net Deferred Tax Asset (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Federal net operating loss	$ 1,913,959	$ 454,225
Transaction costs	1,515,401	1,441,904
Other debt costs		885,890
Accrued expenses	1,202,259
Deferred compensation	446,113
Derivative liability	228,732
Stock-based compensation	648,697	268,405
Other	45,322	3,611
Total deferred tax assets	6,000,483	3,054,035
Deferred tax liabilities
Oil and natural gas properties	(8,665,914)	(9,097,162)
Unrealized gain on derivatives	(27,302)	(120,013)
Total deferred tax assets	(8,693,216)	(9,217,175)
Net deferred tax liabilities	(2,692,733)	(6,163,140)
Valuation allowance for deferred tax assets
Net Deferred tax liability, net of allowance	$ (2,692,733)	$ (6,163,140)